S000031373 [Member] Expense Example - Columbia Select Large Cap Value Fund	May 31, 2025 USD ($)
Columbia Select Large Cap Value Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	993
Columbia Select Large Cap Value Fund Institutional 3 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	197
Expense Example, with Redemption, 5 Years	359
Expense Example, with Redemption, 10 Years	828
Columbia Select Large Cap Value Fund Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	993
Columbia Select Large Cap Value Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	657
Expense Example, with Redemption, 3 Years	875
Expense Example, with Redemption, 5 Years	1,111
Expense Example, with Redemption, 10 Years	1,787
Columbia Select Large Cap Value Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	263
Expense Example, with Redemption, 3 Years	551
Expense Example, with Redemption, 5 Years	965
Expense Example, with Redemption, 10 Years	1,922
Columbia Select Large Cap Value Fund Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	397
Expense Example, with Redemption, 5 Years	702
Expense Example, with Redemption, 10 Years	1,571
Columbia Select Large Cap Value Fund Institutional 2 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	213
Expense Example, with Redemption, 5 Years	386
Expense Example, with Redemption, 10 Years	$ 888